12. SHARE CAPITAL: Schedule of Outstanding warrants and the strike price (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number | shares	2,995,551
Warrant Strike Price Option #1
Number | shares	291,829
Warrants Outstanding, Currency	USD
Warrants Outstanding, Option Price	$ 10.28
Warrants Outstanding, Optiion Price in USD	10.28
Warrants Outstanding, Share Price	$ 7.69
Warrants Outstanding, Dilution | shares	0
Warrant Strike Price Option #2
Number | shares	41,666
Warrants Outstanding, Currency	CAN
Warrants Outstanding, Option Price	$ 12
Warrants Outstanding, Exchange Rate	0.71
Warrants Outstanding, Optiion Price in USD	$ 8.52
Warrants Outstanding, Share Price	$ 7.69
Warrants Outstanding, Dilution | shares	0
Warrant Strike Price Option #3
Number | shares	22,056
Warrants Outstanding, Currency	CAN
Warrants Outstanding, Option Price	$ 0.9
Warrants Outstanding, Exchange Rate	0.71
Warrants Outstanding, Optiion Price in USD	$ 0.64
Warrants Outstanding, Share Price	7.69
Warrants Outstanding, Intrinsic Value	$ 7.05
Warrants Outstanding, Dilution | shares	20,223
Warrant Strike Price Option #4
Number | shares	2,600,000
Warrants Outstanding, Currency	USD
Warrants Outstanding, Option Price	$ 1.77
Warrants Outstanding, Optiion Price in USD	1.77
Warrants Outstanding, Share Price	7.69
Warrants Outstanding, Intrinsic Value	$ 5.92
Warrants Outstanding, Dilution | shares	2,001,560
Warrant Strike Price Option #5
Number | shares	0
Warrants Outstanding, Currency	USD
Warrants Outstanding, Option Price	$ 1.77
Warrants Outstanding, Optiion Price in USD	1.77
Warrants Outstanding, Share Price	7.69
Warrants Outstanding, Intrinsic Value	$ 5.92
Warrants Outstanding, Dilution | shares	0
Warrant Strike Price Option #6
Number | shares	2,955,551
Warrants Outstanding, Dilution | shares	2,021,783